Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	104 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000159123
Average Annual Return [Line Items]
Average Annual Return, Percent	30.45%	12.03%			8.47%
Without Sales Load [Member] | C000159124
Average Annual Return [Line Items]
Average Annual Return, Percent	29.83%	11.56%			8.05%
Without Sales Load [Member] | C000184325
Average Annual Return [Line Items]
Average Annual Return, Percent	30.58%	12.20%		8.03%
Without Sales Load [Member] | C000219341
Average Annual Return [Line Items]
Average Annual Return, Percent	31.87%	13.33%	16.72%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%			7.69%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%			7.69%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.37%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%	12.39%